Income Taxes - Summary of Reconciliation of Statutory Income Tax Rate in Mexico to Consolidated Effective Income Tax Rate Recognized (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory income tax rate in Mexico	30.00%	30.00%	30.00%
Impact of non-deductibleand non-taxable items:
Tax inflation effects	7.20%	7.80%	7.90%
Derivatives	(0.20%)	(0.90%)	(0.90%)
Employee benefits	2.00%	2.60%	3.80%
Other	2.20%	(2.90%)	(3.10%)
Dividends received from associates Equity	(0.10%)	(0.70%)	(1.20%)
Foreign subsidiaries and other non-deductible items, net	(4.60%)	5.90%	0.50%
Effective tax rate from continuing operations	34.30%	31.20%	25.10%
Effective tax rate from discontinued operation	(21.20%)	(16.40%)	(21.60%)
Mexico [member]
Impact of non-deductibleand non-taxable items:
Effective tax rate	41.20%	36.60%	37.70%
Brazil [member]
Impact of non-deductibleand non-taxable items:
Tax recoveries in Brazil	(2.20%)	(10.60%)	(11.90%)